8. Income Taxes (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Tax at statutory rate (35%)	$ 1,818,852	$ 706,472
Increase in valuation allowance	$ (1,818,852)	$ (706,472)
Net deferred tax asset